LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended																		2 Months Ended	12 Months Ended
	Apr. 30, 2016	Feb. 29, 2016	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Jan. 31, 2014	Feb. 28, 2013	Sep. 30, 2012	Jul. 31, 2012	Nov. 30, 2011	Apr. 30, 2011	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity method investments
Earnings (loss) in equity method investments, net of tax																				$ (5,468)	$ 49,015	$ 20,317
Capital distributions																				60,279	74,721
Total equity method investments							$ 226,013													372,717	$ 226,013
Equity Method Investment, Other than Temporary Impairment																				4,258		$ 23,025
Cost method investments
Cash contribution made to acquire investments																				179,262	$ 26,969	116
Cost Method Investments							$ 29,387													205,715	29,387
Available-for-sale:
Payments to acquire investments																				29,833	$ 129,407	88,681
Snowball [Member]
Available-for-sale:
Unrealized holding gains																				1,437
Snowball [Member] | Warrant [Member]
Available-for-sale:
Warrants term								2 years
Payments to acquire investments								$ 901
Snowball [Member] | Series C Preferred Stock [Member]
Available-for-sale:
Number of shares purchased								35,040,427
Price per share (in dollars per share)								$ 0.9988
Snowball [Member] | Series C Preferred Stock [Member] | Warrant [Member]
Available-for-sale:
Price per share (in dollars per share)								$ 1.6906
Payments to acquire investments								$ 34,998
Number of shares entitled to be purchased on exercise of warrants								8,872,590
Eall [Member]
Available-for-sale:
Unrealized holding gains																				729
Eall [Member] | Series B-1 and B-2 Preferred Share [Member]
Available-for-sale:
Payments to acquire investments									$ 18,090
Eall [Member] | Series B-1 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased				652,598					5,321,428
Price per share (in dollars per share)				$ 3.08					$ 3.08
Payments to acquire investments				$ 2,010
Eall [Member] | Series B-2 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased									649,351
Price per share (in dollars per share)									$ 2.62
268V Limited [Member] | Series D Preferred Stock [Member]
Available-for-sale:
Number of shares purchased						64,281,655
Payments to acquire investments						$ 75,000
Unrealized holding gains																				23,782
Omni [Member] | Series B shares [Member]
Available-for-sale:
Number of shares purchased				14,727,541
Price per share (in dollars per share)				$ 1.358
Payments to acquire investments				$ 20,000
Equity interest held (as a percent)				12.03%
Unrealized holding gains																				$ 8,866
Zhu Chao [Member] | Series A Preferred Stock [Member]
Available-for-sale:
Number of shares purchased						1,553,566
Payments to acquire investments						$ 15,000
Unrealized holding gains
Others [Member]
Available-for-sale:
Unrealized holding gains																				$ 820
Other long-term available-for-sale investments							$ 10,000													10,000	$ 10,000
Hylink [Member]
Cost method investments
Acquisition of equity interest (as a percent)																		2.00%
Cash contribution made to acquire investments																		$ 2,381
Cost Method Investments							2,417													2,315	2,417
StoreDot [Member]
Cost method investments
Cost Method Investments							10,001													$ 10,001	10,001
StoreDot [Member] | Series B shares [Member]
Cost method investments
Acquisition of equity interest (as a percent)										6.06%
Cash contribution made to acquire investments										$ 10,001
GoGo [Member]
Cost method investments
Acquisition of equity interest (as a percent)								10.00%												13.89%
Cash contribution made to acquire investments								$ 8,100											$ 8,000
Cost Method Investments							$ 8,100													$ 16,100	$ 8,100
Motif [Member]
Cost method investments
Acquisition of equity interest (as a percent)																				10.00%
Cost Method Investments																				$ 40,000
Motif [Member] | Series E Preferred Shares [Member]
Cost method investments
Cash contribution made to acquire investments						$ 40,000
Number of shares purchased						5,579,734
LendingHome Corporation [Member]
Cost method investments
Acquisition of equity interest (as a percent)																				14.72%
Cost Method Investments																				$ 65,843
LendingHome Corporation [Member] | Series C Preferred Stock [Member]
Cost method investments
Cash contribution made to acquire investments					$ 65,843
Number of shares purchased					6,153,999
Credit Shop [Member]
Cost method investments
Cost Method Investments																				15,000
Credit Shop [Member] | Series A Preferred Stock [Member]
Cost method investments
Cash contribution made to acquire investments						$ 15,000
Number of shares purchased						204,471
Price per share (in dollars per share)						$ 73.36
Revolving line of credit, maximum borrowing capacity																				15,000
Amount of additional shares to be purchased upon conversion of debt																				5,000
Credit Shop [Member] | Series A Preferred Stock [Member] | Subsequent event [Member]
Cost method investments
Cash contribution made to acquire investments		$ 20,000
Eunke [Member]
Cost method investments
Cost Method Investments																				25,000
Eunke [Member] | Series B shares [Member]
Cost method investments
Cash contribution made to acquire investments					$ 25,000
Number of shares purchased					4,770,131
Others [Member]
Cost method investments
Cost Method Investments							$ 8,869													31,456	$ 8,869
Others [Member] | Maximum [Member]
Cost method investments
Cost Method Investments							$ 10,000													10,000	$ 10,000
Social Finance, Inc [Member]
Equity method investments
Payment for equity method investments																				$ 242,120
Ownership percentage							28.85%													21.20%	28.85%
Earnings (loss) in equity method investments, net of tax																				$ (3,902)	$ 2,028
Total equity method investments							$ 67,490													$ 235,920	67,490
Social Finance, Inc [Member] | Series B shares [Member]
Equity method investments
Number of shares purchased															5,573,719
Price per share (in dollars per share)															$ 8.791258
Social Finance, Inc [Member] | Series D Preferred Stock [Member]
Equity method investments
Number of shares purchased												6,020,695
Price per share (in dollars per share)												$ 3.453
Social Finance, Inc [Member] | Series E Preferred Shares [Member]
Equity method investments
Number of shares purchased						2,361,116
Price per share (in dollars per share)						$ 9.4578
Social Finance, Inc [Member] | Series F Preferred Shares [Member]
Equity method investments
Number of shares purchased			9,507,933
Price per share (in dollars per share)			$ 15.7763
Social Finance, Inc [Member] | Series 2012-A Senior Secured Sofi Loan Notes [Member]
Held-to-Maturity investments
Principal value of Series 2012-A Senior Secured Refi Loan Notes																$ 10,000
Fixed annual interest rate (as a percent)																				4.00%
Monthly return of principal																				$ 984	1,370
Monthly earned interest																				181	211
JMOOP, equity investee of the Company [Member]
Equity method investments
Payment for equity method investments													$ 40,000	$ 20,000			$ 20,000
Earnings (loss) in equity method investments, net of tax																				9,235	55,978	29,290
Capital distributions																				$ 69,095	84,057	$ 19,158
Total equity method investments							59,860														59,860
Hayman [Member]
Equity method investments
Payment for equity method investments							30,000
Earnings (loss) in equity method investments, net of tax																				$ (322)
Total equity method investments							30,000													$ 29,678	30,000
Rise [Member]
Equity method investments
Ownership percentage																				25.30%
Earnings (loss) in equity method investments, net of tax																				$ (882)	(1,158)
Total equity method investments							$ 16,025													$ 15,144	16,025
Rise [Member] | Series A Preferred Stock [Member]
Equity method investments
Number of shares purchased											7,856,395
Price per share (in dollars per share)											$ 2.1872
Payment for equity method investments											$ 17,183
ESS [Member]
Equity method investments
Number of shares purchased							3,333,333
Price per share (in dollars per share)							$ 1.20
Payment for equity method investments							$ 4,000
Ownership percentage																				25.00%
Total equity method investments							4,730														4,730
Equity Method Investment, Other than Temporary Impairment																				$ 4,258
ESS [Member] | Scenario, Forecast [Member]
Equity method investments
Aggregate long-term investments and convertible loan	$ 7,000
ESS [Member] | Call Option [Member]
Equity method investments
Payment for equity method investments																				$ 7,000
Period of option exercisable																				18 months
Total equity method investments																				$ 30,000
ESS [Member] | Put option [Member]
Equity method investments
Payment for equity method investments																				7,000
Minimum amount of executed pre-sales letter(s) for the period of three years																				10,000
Others Equity Method Investment [Member]
Equity method investments
Total equity method investments							$ 47,908													91,975	47,908
Others Equity Method Investment [Member] | Maximum [Member]
Equity method investments
Payment for equity method investments																				$ 15,000	$ 15,000